Income Taxes - Summary of reconciliation between the income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
(Loss)/profit before income tax	¥ 164,240	$ 23,133	¥ 630,693	¥ (1,795,067)
Tax benefit at EIT tax rate of 25%	41,044		157,673	(448,767)
Expenses not deductible for tax purposes	108		23,294	52,051
Research and development super deduction	(55,169)		(43,017)	(37,492)
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,653		3,192	4,149
Effect of PRC preferential tax rates	25,534		(46)	52,502
Changes in valuation allowance	(16,615)		(118,120)	156,570
Income tax (benefit)/expense	¥ 555	$ 78	¥ 22,976	¥ (220,987)